Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000218786 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218786 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218786 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000218786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000218786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000218786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000218786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000218786 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000241976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000241976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000241976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000241976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000241976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000241976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000241976 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000241976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000241976 [Member] | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241976 [Member] | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000241976 [Member] | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000241976 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111397 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111397 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000111397 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111397 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000111397 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000111397 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000111397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111397 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000111397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000111397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000111397 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111397 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160832 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000160832 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000160832 [Member] | First Trust Large Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000160832 [Member] | First Trust Mid Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160832 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000160832 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000160832 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000160832 [Member] | First Trust Consumer Discretionary AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160832 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160832 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241974 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241974 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241974 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241974 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000241974 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241974 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000241974 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000241974 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000241974 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000241974 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000241974 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000138651 [Member] | First Trust Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000138651 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000138651 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000138651 [Member] | First Trust Institutional Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000138651 [Member] | First Trust Intermediate Government Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000138651 [Member] | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000138651 [Member] | First Trust Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138651 [Member] | First Trust Limited Duration Investment Grade Corporate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000138651 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000138651 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000138651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000138651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000138651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000138651 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138651 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000138651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000138651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000138651 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000138651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
C000218789 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218789 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218789 [Member] | Origin Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218789 [Member] | Swiss Re AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | CSL Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Muenchener Rueckversicherungs Gesellschaft AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Thomson Reuters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000218789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000218789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000218789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000218789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000218789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000218789 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000218789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%